Commitments:	12 Months Ended
Dec. 31, 2018
Commitments:
Commitments:

11. Commitments:

a. Operating leases

As of December 31, 2018, our estimated minimum rental commitments are as follows:

(dollars in thousands)
2019	$3,730
2020	1,413
2021	798
2022	608
2023	386
Thereafter	1,157

Our rental commitments are primarily for leases of railcars which are used to deliver coal to our coal-fired facilities. These railcar leasing costs are added to the cost of the fossil inventories and are recognized in fuel expense as the inventories are consumed. Rental expenses totaled $4,562,000,  $4,919,000 and $4,456,000 in 2018, 2017 and 2016, respectively. We are assessing our future railcar needs and evaluating leasing options.

b. Fuel

To supply a portion of the fuel requirements to our generating units, Georgia Power, on our behalf for coal and Southern Nuclear on our behalf for nuclear fuel, have entered into various long-term commitments for the procurement of coal and nuclear fuel. The contracts in most cases contain provision for price escalations, minimum and maximum purchase levels and other financial commitments. The value of the coal commitments is based on maximum coal prices and minimum volumes as provided in the contracts and does not include taxes, transportation, government impositions or railcar costs.

We have entered into long-term agreements with various counterparties to provide firm natural gas transportation to our natural gas-fired facilities. The value of these agreements is based on fixed rates as provided in the contracts and does not include variable costs.

We have also entered into long-term maintenance agreements for certain of our natural gas-fired facilities. In most cases, these agreements include provisions for price escalation and performance bonuses and, if applicable, are included in the values; timing of expenditures is based on current operational assumptions. Certain agreements contain significant cancellation for convenience penalties and, therefore, amounts in the table below include total estimated expenditures over the life of the agreement. If these agreements were terminated by us in 2019 for convenience, our cancellation obligation would be approximately $80,000,000.

We have asset retirement obligations which are legal obligations to retire long-lived assets. These obligations are primarily for the decommissioning of our nuclear units and coal ash ponds. Expenditures are based on estimates determined through decommissioning studies and include provisions for price escalation and other factors. See Note 1h for information regarding our asset retirement obligations.

As of December 31, 2018, our estimated commitments are as follows:

	(dollars in thousands)
			Gas	Maintenance	Asset Retirement
	Coal	Nuclear Fuel	Transportation	Agreements	Obligations
2019	$22,065	$49,100	$64,497	$29,510	$8,664
2020	7,091	27,500	63,260	53,911	11,274
2021	2,348	30,300	62,737	14,461	11,215
2022	—	25,400	53,796	14,929	11,200
2023	—	18,400	47,513	3,330	37,743
Thereafter	—	35,100	848,609	281,938	3,536,362